Related Party and Parties-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP Total
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Parties-In-Interest Transactions	Related Party and Parties-in-Interest Transactions
Certain investments are shares of common collective trust funds and money market funds managed by the trustee, and therefore, these transactions qualify as party-in-interest transactions; however, they are exempt from the prohibited transactions rules under ERISA. The Master Trust also holds investments in Harley-Davidson, Inc. common stock. Transactions in Harley-Davidson, Inc. common stock are party-in interest transactions under the provisions of ERISA.

As of December 31, 2025 and 2024, the Master Trust held 1,287,426 and 1,383,565 shares, respectively, of common stock of Harley-Davidson, Inc., the sponsoring employer, with a fair value of $26,379,359 and $41,686,813 respectively. During the years ended December 31, 2025 and 2024, dividends on Harley-Davidson, Inc. common stock held in the Master Trust’s Harley-Davidson, Inc. Common Stock Fund were paid and/or credited to eligible Plan participants’ accounts in the amounts of $937,751 and $1,012,526, respectively.